Contract Billing Status - Schedule of Contract with Customer (Details)	3 Months Ended
Jun. 30, 2026 USD ($)
Asset Acquisition [Line Items]
Recognized at acquisition, Contract assets	$ 6,561,361
Recognized at acquisition, Contract liabilities	12,850,041
TRINITY [Member]
Asset Acquisition [Line Items]
Recognized at acquisition, Contract assets	3,528,138
Recognized at acquisition, Contract liabilities	17,203,905
Recognized at acquisition, Net	(13,675,767)
Change, Contract assets	3,033,223
Change, Contract liabilities	4,353,864
Change, Net	7,387,087
Recognized at acquisition, Contract assets	6,561,361
Recognized at acquisition, Contract liabilities	12,850,041
Recognized at acquisition, Net	$ (6,288,680)